Capital management	3 Months Ended
Jan. 31, 2019
Text block [abstract]
Capital management
13.	Capital management

The Bank’s regulatory capital and leverage position were as follows:

	As at
($ millions)	January 31, 2019(1)	October 31, 2018(1)
Capital
Common Equity Tier 1 capital	$45,344	$44,443
Net Tier 1 capital	50,869	50,187
Total regulatory capital	59,796	57,364
Risk-weighted assets/exposures used in calculation of capital ratios
CET1 risk-weighted assets(1)(2)	$408,565	$400,507
Tier 1 risk-weighted assets(1)(2)	408,565	400,680
Total risk-weighted assets(1)(2)	408,565	400,853
Leverage exposures	1,167,691	1,119,099
Capital ratios
Common Equity Tier 1 capital ratio	11.1%	11.1%
Tier 1 capital ratio	12.5%	12.5%
Total capital ratio	14.6%	14.3%
Leverage ratio	4.4%	4.5%
(1)

In accordance with OSFI’s requirements, effective January 31, 2019, CVA risk-weighted assets have been fully phased-in. In the prior year, CVA RWA were calculated using scalars of 0.80, 0.83 and 0.86 to compute the CET1 capital ratio, Tier 1 capital ratio and Total capital ratio, respectively.

(2)	As at January 31, 2019 and October 31, 2018, the Bank did not have a regulatory capital floor add-on for CET1, Tier 1 and Total capital RWA.

The Bank substantially exceeded the OSFI minimum capital ratios as at January 31, 2019, including the Domestic Stability Buffer requirement.